Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation Plans
Stock-Based Compensation Disclosures (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Compensation cost	$22.2	$25.2	$24.4
Related income tax benefit	4.6	4.3	4.0
Capitalized as part of an asset	1.2	1.4	1.5

Nonqualified Stock Options Fair Value (Table)

	For the year ended December 31,
Options	2022	2021	2020
Expected volatility	—%	34.2%	25.7%
Expected term (in years)	—	7.0	7.0
Risk-free interest rate	—%	1.2%	1.3%
Expected dividend yield	—%	3.82%	4.33%
Weighted average estimated fair value	$—	$15.67	$9.64